SHARE CAPITAL - Options by exercise price (Details) Unit_Standard_pure_uLg0LpnCFUC3Btk0h2IVoA in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	6,854		9,709	9,709	8,316
Weighted average remaining contractual life of outstanding share options		3 years 1 month 24 days
Number of share options exercisable in share-based payment arrangement	2,833		3,355	3,355
Weighted average exercise price of options granted during the period	$ 0.98
Share-based compensation expense for share options | $		$ 0.6		$ 0.7
Weighted average fair value of options granted during the period	$ 0.49		$ 0.23
C$0.54 to $0.62
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	2,634
Weighted average remaining contractual life of outstanding share options		3 years 3 months 25 days
Number of share options exercisable in share-based payment arrangement	1,033
Weighted average exercise price of options granted during the period	$ 0.54
C$0.54 to $0.62 | Minimum
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	0.54
C$0.54 to $0.62 | Maximum
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 0.62
C$0.63 to $1.10
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	3,281
Weighted average remaining contractual life of outstanding share options		3 years 6 months 25 days
Number of share options exercisable in share-based payment arrangement	861
Weighted average exercise price of options granted during the period	$ 0.91
C$0.63 to $1.10 | Minimum
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	0.63
C$0.63 to $1.10 | Maximum
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 1.10
C$1.11 to $1.62
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	939
Weighted average remaining contractual life of outstanding share options		1 year 2 months 26 days
Number of share options exercisable in share-based payment arrangement	939
Weighted average exercise price of options granted during the period	$ 1.53
C$1.11 to $1.62 | Minimum
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	1.11
C$1.11 to $1.62 | Maximum
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 1.62